DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2018
Impact from Foreign Exchange Derivative Instruments Designated as Cash Flow Hedges
The impact from foreign exchange derivative instruments designated as cash flow hedges was as follows:

Years Ended December 31,	2018	2017
Gain (loss) recorded in accumulated other comprehensive loss	$2,627	$(961)
(Gain) l oss reclassified from accumulated other comprehensive loss into earnings	$(215)	$(491)

Fair Value of Derivative Instruments and Location in the Balance Sheets
The following table summarizes the fair value of derivative instruments, which consist solely of foreign exchange contracts, included in other current assets and accrued expenses and other current liabilities in our consolidated balance sheets. See Note 17.

	Asset Derivatives		Liability Derivatives
December 31,	2018	2017	2018	2017
Derivatives designated as hedging instruments	$1,262	$70	$3	$773
Derivatives not designated as hedging instruments	58	180	11	184
Total derivative instruments	$1,320	$250	$14	$957